Others (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
Summary of Gearing Ratio

As of December 31, 2019 and 2020, the Group’s gearing ratios are as follows:

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Total debt	$664,068	$886,134	$31,557
Total capital	$741,939	$841,549	$29,970
Debt to capital ratio	89.50%	105.30%	105.30%

Schedule of Financial Assets and Liabilities by Category
A.	Financial instruments by category

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Financial assets
Financial assets at amortized cost
Cash and cash equivalents	$1,023,874	$1,342,667	$47,816
Accounts receivables, net	15,120	9,287	331
Other receivables	4,654	25,489	908
Refundable deposits	24,351	25,711	916
	$1,067,999	$1,403,154	$49,971

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Financial liabilities
Financial liabilities at amortized cost
Short-term borrowings	$46,000	$16,000	$570
Other payables	131,064	189,141	6,736
Lease liabilities (including current portion)	92,509	67,120	2,390
Long-term borrowings (including current portion)	370,653	584,263	20,807
	$640,226	$856,524	$30,503

Summary of Information on Assets and Liabilities Denominated in Foreign Currencies whose Values Materially would be Affected by Exchange Rate Fluctuations	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

		December 31, 2019
(Foreign currency: functional currency)	Foreign currency amount		Exchange Rate	Book value
	$000			NT$000
Financial assets
Monetary items
USD : NTD	US$	3,126	29.980	$93,717
Financial liabilities Monetary items
Monetary items
USD : NTD	US$	13,493	29.980	404,520
AUD : NTD	AUD	1,687	21.005	35,435

		December 31, 2020
(Foreign currency: functional currency)	Foreign currency amount		Exchange Rate	Book value	Book value
	$000			NT$000	US$000
Financial assets
Monetary items
USD : NTD	US$	8,733	28.480	$248,716	$8,857
Financial liabilities Monetary items
Monetary items
USD : NTD	US$	18,505	28.480	527,022	18,769
AUD : NTD	AUD	1,513	21.950	33,210	1,183

Summary of Analysis of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation
(ii)	Analysis of foreign currency market risk arising from significant foreign exchange variation:

	2019
	Sensitivity analysis
(Foreign currency: functional currency)	Extent of variation	Effect on profit or loss	Effect on other comprehensive income
		NT$000	NT$000
Financial assets Monetary items
Monetary items
USD : NTD	1%	$937	$—
Financial liabilities Monetary items
Monetary items
USD : NTD	1%	4,045	—
AUD : NTD	1%	354	—

	2020
	Sensitivity analysis
(Foreign currency: functional currency)	Extent of variation	Effect on profit or loss	Effect on profit or loss	Effect on other comprehensive income	Effect on other comprehensive income
		NT$000	US$000	NT$000	US$000
Financial assets Monetary items
Monetary items
USD : NTD	1%	$2,487	$89	$—	$—
Financial liabilities Monetary items
Monetary items
USD : NTD	1%	5,022	179	—	—
AUD : NTD	1%	332	12	—	—

Non-Derivative Financial Liabilities Based on the Remaining Period at the Balance Sheet Date to the Contractual Maturity Date	The table below analyzes the Group’s non-derivative financial liabilities based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	December 31, 2019
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	NT$000	NT$000	NT$000	NT$000	NT$000
Short-term borrowings	$46,897	$—	$—	$—	$—
Other payables	131,064	—	—	—	—
Lease liabilities (including current portion)	64,827	20,352	7,523	2,055	—
Long-term borrowings (including current portion)	323,437	6,367	21,534	5,180	27,839

	December 31, 2020
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	NT$000	NT$000	NT$000	NT$000	NT$000
Short-term borrowings	$16,000	$—	$—	$—	$—
Other payables	189,141	—	—	—	—
Lease liabilities (including current portion)	26,299	17,299	12,192	13,806	—
Long-term borrowings (including current portion)	132,065	195,011	207,511	62,163	25,157

	December 31, 2020
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	US$000	US$000	US$000	US$000	US$000
Short-term borrowings	$570	$—	$—	$—	$—
Other payables	6,736	—	—	—	—
Lease liabilities (including current portion)	937	616	434	492	—
Long-term borrowings (including current portion)	4,703	6,945	7,390	2,214	896